Retirement plans liabilities (Details 13)	12 Months Ended
	Dec. 31, 2025 Rate	Dec. 31, 2024 Rate
Benefits plans 01 [Member]
Disclosure of defined benefit plans [line items]
Discount rates used for cash flows from retirement plan contracts	13.76%	15.37%
Benefits plans 03 [Member]
Disclosure of defined benefit plans [line items]
Discount rates used for cash flows from retirement plan contracts	13.30%	15.94%
Benefits plans 05 [Member]
Disclosure of defined benefit plans [line items]
Discount rates used for cash flows from retirement plan contracts	13.69%	15.56%
Benefits plans 10 [Member]
Disclosure of defined benefit plans [line items]
Discount rates used for cash flows from retirement plan contracts	13.69%	14.84%
Benefits plans 20 [Member]
Disclosure of defined benefit plans [line items]
Discount rates used for cash flows from retirement plan contracts	12.16%	13.93%
Insurance liabilities [Member] | Benefits plans 01 [Member]
Disclosure of defined benefit plans [line items]
Discount rates used for cash flows from retirement plan contracts	10.06%	8.53%
Insurance liabilities [Member] | Benefits plans 03 [Member]
Disclosure of defined benefit plans [line items]
Discount rates used for cash flows from retirement plan contracts	8.85%	9.69%
Insurance liabilities [Member] | Benefits plans 05 [Member]
Disclosure of defined benefit plans [line items]
Discount rates used for cash flows from retirement plan contracts	8.64%	9.59%
Insurance liabilities [Member] | Benefits plans 10 [Member]
Disclosure of defined benefit plans [line items]
Discount rates used for cash flows from retirement plan contracts	8.20%	9.37%
Insurance liabilities [Member] | Benefits plans 20 [Member]
Disclosure of defined benefit plans [line items]
Discount rates used for cash flows from retirement plan contracts	7.89%	9.27%